FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operative working capital - negative
Trade receivables	$ 132,868	$ 117,139
Other receivables	42,712	52,956
Inventories	31,529	20,079
Current liabilities (not considering borrowings)	(543,240)	(479,411)
Negative operative working capital	$ (336,131)	$ (289,237)
Over revenues	16.30%	12.70%
Variations in operative working capital - negative
Variation in trade receivables	$ 15,729
Variation in other receivables	(10,244)
Variation in inventories	11,450
Variation in current liabilities (not considering financial debt)	(63,829)
Variation in operative working capital	(46,894)
Net current financial asset (debt)
Cash and cash equivalents	159,774	$ 124,725	$ 120,408	$ 169,636
Other receivables	1,549	7,885
Investments	123,969	26,074
Current borrowings	(563,478)	(418,411)
Net Current financial (liability) asset	(278,186)	(259,727)
Assets classified as held for sale		2,971
Variations in net current financial asset (debt)
Variation in cash and cash equivalents	35,049
Variation in other receivables	(6,336)
Variation in investments	97,895
Variation in current financial debt	(145,067)
Variation in net Current financial (liability) asset	(18,459)
Variation in assets classified as held for sale	(2,971)
Negative operating working capital (current assets - current liabilities)	(614,317)	$ (545,993)
Variation in negative operating working capital (current assets - current liabilities)	$ (68,324)
Liquidity rate	0.44	0.39
Variation in liquidity rate	0.05